Accrued Expenses and Deferred Revenue (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Deferred Revenue
Accrued salaries and Board fees	kr 8,134	kr 4,726
Vacation pay liability	4,921	1,904
Social security costs	3,440	2,975
Accrued expenses for research and development	14,135	1,176
Deferred revenue		874
Accrued expenses for administrative and selling	10,756	4,144
Other accrued expenses		9,716
Total	kr 41,386	kr 25,515